UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Kacela Capital, LLC

Address:    7 Times Square, 25th Floor
            New York, NY 10036

13F File Number: 028-14244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Steven DiMartino
Title:      Chief Financial Officer
Phone:      212-634-6402

Signature, Place and Date of Signing:


/s/ Steven DiMartino         New York, New York               May 15, 2012
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 110

Form 13F Information Table Value Total: 141,792
                                         (thousands)

List of Other Included Managers:

No.   Form 13F    File Number

(1)   028-14245   Kacela Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6       COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/   INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT PRN CALL   DISCRETION      MNGRS    SOLE    SHARED NONE
--------------                --------------    -----      -------   ------- --- ----   ----------      -----    ----    ------ ----
AKAMAI TECHNOLOGIES INC       COM              00971T101  3,189       86,883 SH         SHARED-DEFINED   (1)      86,883
AKAMAI TECHNOLOGIES INC       COM              00971T101  2,463       67,117 SH         SOLE                      67,117
ALTERA CORP                   COM              021441100    895       22,479 SH         SHARED-DEFINED   (1)      22,479
ALTERA CORP                   COM              021441100    698       17,521 SH         SOLE                      17,521
AMAZON COM INC                COM              023135106  1,080        5,335 SH         SHARED-DEFINED   (1)       5,335
AMAZON COM INC                COM              023135106    843        4,165 SH         SOLE                       4,165
AMERICAN EAGLE OUTFITTERS NE  COM              02553E106  1,288       74,906 SH         SHARED-DEFINED   (1)      74,906
AMERICAN EAGLE OUTFITTERS NE  COM              02553E106  1,006       58,530 SH         SOLE                      58,530
ANN INC                       COM              035623107  1,928       67,309 SH         SHARED-DEFINED   (1)      67,309
ANN INC                       COM              035623107  1,480       51,691 SH         SOLE                      51,691
ANN INC                       COM              035623107  1,913       66,800     PUT    SHARED-DEFINED   (1)      66,800
ANN INC                       COM              035623107  1,495       52,200     PUT    SOLE                      52,200
AVERY DENNISON CORP           COM              053611109  1,098       36,451 SH         SHARED-DEFINED   (1)      36,451
AVERY DENNISON CORP           COM              053611109    860       28,549 SH         SOLE                      28,549
BIG LOTS INC                  COM              089302103  1,456       33,850 SH         SHARED-DEFINED   (1)      33,850
BIG LOTS INC                  COM              089302103  1,138       26,448 SH         SOLE                      26,448
COLLECTIVE BRANDS INC         COM              19421W100    566       28,796 SH         SHARED-DEFINED   (1)      28,796
COLLECTIVE BRANDS INC         COM              19421W100    442       22,504 SH         SOLE                      22,504
COSTCO WHSL CORP NEW          COM              22160K105  1,531       16,861 SH         SHARED-DEFINED   (1)      16,861
COSTCO WHSL CORP NEW          COM              22160K105  1,193       13,139 SH         SOLE                      13,139
CROCS INC                     COM              227046109  1,141       54,526 SH         SHARED-DEFINED   (1)      54,526
CROCS INC                     COM              227046109    892       42,632 SH         SOLE                      42,632
DOLLAR GEN CORP NEW           COM              256677105    985       21,311 SH         SHARED-DEFINED   (1)      21,311
DOLLAR GEN CORP NEW           COM              256677105    771       16,689 SH         SOLE                      16,689
DUNKIN BRANDS GROUP INC       COM              265504100  1,099       36,529 SH         SHARED-DEFINED   (1)      36,529
DUNKIN BRANDS GROUP INC       COM              265504100    856       28,471 SH         SOLE                      28,471
ETHAN ALLEN INTERIORS INC     COM              297602104    910       35,926 SH         SHARED-DEFINED   (1)      35,926
ETHAN ALLEN INTERIORS INC     COM              297602104    711       28,074 SH         SOLE                      28,074
GAP INC DEL                   COM              364760108    342       13,065 SH         SHARED-DEFINED   (1)      13,065
GAP INC DEL                   COM              364760108    268       10,235 SH         SOLE                      10,235
GSV CAP CORP                  COM              36191J101  1,485       79,407 SH         SHARED-DEFINED   (1)      79,407
GSV CAP CORP                  COM              36191J101  1,163       62,193 SH         SOLE                      62,193
HARLEY DAVIDSON INC           COM              412822108  1,241       25,289 SH         SHARED-DEFINED   (1)      25,289
HARLEY DAVIDSON INC           COM              412822108    967       19,711 SH         SOLE                      19,711
HOT TOPIC INC                 COM              441339108  1,397      137,659 SH         SHARED-DEFINED   (1)     137,659
HOT TOPIC INC                 COM              441339108  1,091      107,441 SH         SOLE                     107,441
INFORMATICA CORP              COM              45666Q102  2,228       42,119 SH         SHARED-DEFINED   (1)      42,119
INFORMATICA CORP              COM              45666Q102  1,741       32,915 SH         SOLE                      32,915
INTERNATIONAL GAME TECHNOLOG  COM              459902102    849       50,539 SH         SHARED-DEFINED   (1)      50,539
INTERNATIONAL GAME TECHNOLOG  COM              459902102    663       39,461 SH         SOLE                      39,461
INTERNATIONAL GAME TECHNOLOG  COM              459902102    851       50,700     PUT    SHARED-DEFINED   (1)      50,700
INTERNATIONAL GAME TECHNOLOG  COM              459902102    660       39,300     PUT    SOLE                      39,300
INTERNATIONAL RECTIFIER CORP  COM              460254105    557       24,165 SH         SHARED-DEFINED   (1)      24,165
INTERNATIONAL RECTIFIER CORP  COM              460254105    435       18,835 SH         SOLE                      18,835
JDS UNIPHASE CORP             COM PAR $0.001   46612J507    979       67,538 SH         SHARED-DEFINED   (1)      67,538
JDS UNIPHASE CORP             COM PAR $0.001   46612J507    760       52,462 SH         SOLE                      52,462
KANSAS CITY SOUTHERN          COM NEW          485170302  2,200       30,685 SH         SHARED-DEFINED   (1)      30,685
KANSAS CITY SOUTHERN          COM NEW          485170302  1,714       23,915 SH         SOLE                      23,915
KENEXA CORP                   COM              488879107    193        6,179 SH         SHARED-DEFINED   (1)       6,179
KENEXA CORP                   COM              488879107    151        4,821 SH         SOLE                       4,821
KOHLS CORP                    COM              500255104    899       17,965 SH         SHARED-DEFINED   (1)      17,965
KOHLS CORP                    COM              500255104    702       14,035 SH         SOLE                      14,035
LENNAR CORP                   CL A             526057104  1,066       39,237 SH         SHARED-DEFINED   (1)      39,237
LENNAR CORP                   CL A             526057104    836       30,763 SH         SOLE                      30,763
LENNOX INTL INC               COM              526107107  1,855       46,032 SH         SHARED-DEFINED   (1)      46,032
LENNOX INTL INC               COM              526107107  1,450       35,968 SH         SOLE                      35,968
LOWES COS INC                 COM              548661107  1,422       45,311 SH         SHARED-DEFINED   (1)      45,311
LOWES COS INC                 COM              548661107  1,110       35,384 SH         SOLE                      35,384
MACYS INC                     COM              55616P104  2,409       60,623 SH         SHARED-DEFINED   (1)      60,623
MACYS INC                     COM              55616P104  1,882       47,377 SH         SOLE                      47,377
MACYS INC                     COM              55616P104  2,412       60,700     PUT    SHARED-DEFINED   (1)      60,700
MACYS INC                     COM              55616P104  1,879       47,300     PUT    SOLE                      47,300
MASCO CORP                    COM              574599106    976       72,978 SH         SHARED-DEFINED   (1)      72,978
MASCO CORP                    COM              574599106    762       57,022 SH         SOLE                      57,022
MATTRESS FIRM HLDG CORP       COM              57722W106    674       17,771 SH         SHARED-DEFINED   (1)      17,771
MATTRESS FIRM HLDG CORP       COM              57722W106    526       13,882 SH         SOLE                      13,882
MICHAEL KORS HLDGS LTD        SHS              G60754101  2,439       52,361 SH         SHARED-DEFINED   (1)      52,361
MICHAEL KORS HLDGS LTD        SHS              G60754101  1,901       40,813 SH         SOLE                      40,813
NCR CORP NEW                  COM              62886E108  3,108      143,147 SH         SHARED-DEFINED   (1)     143,147
NCR CORP NEW                  COM              62886E108  2,428      111,853 SH         SOLE                     111,853
NORDSTROM INC                 COM              655664100  2,648       47,526 SH         SHARED-DEFINED   (1)      47,526
NORDSTROM INC                 COM              655664100  2,046       36,712 SH         SOLE                      36,712
NXP SEMICONDUCTORS N V        COM              N6596X109  1,494       56,137 SH         SHARED-DEFINED   (1)      56,137
NXP SEMICONDUCTORS N V        COM              N6596X109  1,167       43,863 SH         SOLE                      43,863
PERRIGO CO                    COM              714290103    871        8,431 SH         SHARED-DEFINED   (1)       8,431
PERRIGO CO                    COM              714290103    679        6,569 SH         SOLE                       6,569
PIER 1 IMPORTS INC            COM              720279108    899       49,453 SH         SHARED-DEFINED   (1)      49,453
PIER 1 IMPORTS INC            COM              720279108    701       38,547 SH         SOLE                      38,547
POOL CORPORATION              COM              73278L105  2,576       68,829 SH         SHARED-DEFINED   (1)      68,829
POOL CORPORATION              COM              73278L105  1,990       53,171 SH         SOLE                      53,171
RIVERBED TECHNOLOGY INC       COM              768573107    914       32,560 SH         SHARED-DEFINED   (1)      32,560
RIVERBED TECHNOLOGY INC       COM              768573107    714       25,440 SH         SOLE                      25,440
RYLAND GROUP INC              COM              783764103  1,930      100,093 SH         SHARED-DEFINED   (1)     100,093
RYLAND GROUP INC              COM              783764103  1,511       78,396 SH         SOLE                      78,396
SALESFORCE COM INC            COM              79466L302  1,044        6,756 SH         SHARED-DEFINED   (1)       6,756
SALESFORCE COM INC            COM              79466L302    816        5,278 SH         SOLE                       5,278
STANLEY BLACK & DECKER INC    COM              854502101  2,204       28,639 SH         SHARED-DEFINED   (1)      28,639
STANLEY BLACK & DECKER INC    COM              854502101  1,721       22,361 SH         SOLE                      22,361
STANLEY BLACK & DECKER INC    COM              854502101  2,209       28,700     PUT    SHARED-DEFINED   (1)      28,700
STANLEY BLACK & DECKER INC    COM              854502101  1,716       22,300     PUT    SOLE                      22,300
STARBUCKS CORP                COM              855244109  1,100       19,682 SH         SHARED-DEFINED   (1)      19,682
STARBUCKS CORP                COM              855244109    856       15,318 SH         SOLE                      15,318
TARGET CORP                   COM              87612E106    917       15,736 SH         SHARED-DEFINED   (1)      15,736
TARGET CORP                   COM              87612E106    715       12,264 SH         SOLE                      12,264
TIFFANY & CO NEW              COM              886547108  2,880       41,655 SH         SHARED-DEFINED   (1)      41,655
TIFFANY & CO NEW              COM              886547108  2,258       32,665 SH         SOLE                      32,665
TOLL BROTHERS INC             COM              889478103  1,374       57,259 SH         SHARED-DEFINED   (1)      57,259
TOLL BROTHERS INC             COM              889478103  1,073       44,741 SH         SOLE                      44,741
TRACTOR SUPPLY CO             COM              892356106  2,474       27,316 SH         SHARED-DEFINED   (1)      27,316
TRACTOR SUPPLY CO             COM              892356106  1,918       21,184 SH         SOLE                      21,184
TREX CO INC                   COM              89531P105    972       30,296 SH         SHARED-DEFINED   (1)      30,296
TREX CO INC                   COM              89531P105    762       23,750 SH         SOLE                      23,750
URBAN OUTFITTERS INC          COM              917047102  1,062       36,479 SH         SHARED-DEFINED   (1)      36,479
URBAN OUTFITTERS INC          COM              917047102    830       28,521 SH         SOLE                      28,521
URBAN OUTFITTERS INC          COM              917047102  1,065       36,600     PUT    SHARED-DEFINED   (1)      36,600
URBAN OUTFITTERS INC          COM              917047102    827       28,400     PUT    SOLE                      28,400
WHOLE FOODS MKT INC           COM              966837106  1,396       16,773 SH         SHARED-DEFINED   (1)      16,773
WHOLE FOODS MKT INC           COM              966837106  1,088       13,072 SH         SOLE                      13,072
WMS INDS INC                  COM              929297109  1,000       42,147 SH         SHARED-DEFINED   (1)      42,147
WMS INDS INC                  COM              929297109    780       32,853 SH         SOLE                      32,853

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